Change in Presentation Currency	12 Months Ended
Aug. 31, 2021
Change In Presentation Currency
Change in Presentation Currency

4. Change in Presentation Currency

Effective September 1, 2020, the Company changed its presentation currency to US dollars from Canadian dollars. The Company believes that the change in presentation currency will provide shareholders with a better reflection of the Company’s business activities and enhance the comparability of the Company’s financial information to peers. The change in presentation currency represents a voluntary change in accounting policy, which is accounted for retrospectively. The consolidated financial statements for all periods presented have been translated into the new presentation currency in accordance with IAS 21 – The Effects of Changes in Foreign Exchange Rates.

The consolidated statements of comprehensive loss and the consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the consolidated statements of financial position, all assets and liabilities have been translated using the period end exchange rates, and all resulting exchange differences have been recognized in accumulated deficit. Asset and liability amounts previously reported in Canadian dollars have been translated into US dollars as at September 1, 2019, and August 31, 2020, using the period end exchange rates of 1.3028 CAD/USD, 1.3307 CAD/USD, respectively, and shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.

The change in presentation currency resulted in the following impact on the September 2019 opening consolidated statement of financial position:

	As at September 1, 2019
	Reported at September 1, 2019 in CAD	Presentation currency change	Restated at September 1, 2019 in USD
Consolidated statement of financial position
Cash	3,389	(842)	2,547
Other current assets	1,269	(315)	954
Non-current assets	33,461	(8,317)	25,144
Total assets	38,119	(9,474)	28,645

Current liabilities	(14,531)	3,608	(10,923)
Long term debt	(5,224)	1,299	(3,925)
Total liabilities	(19,755)	4,907	(14,848)

Share capital	142,252	(34,034)	108,218
Reserves	9,407	(2,266)	7,141
Accumulated deficit and other comprehensive income	(133,877)	31,891	(101,986)
Non-controlling interests	582	(158)	424
Total shareholders’ equity	18,364	(4,567)	13,797

The change in presentation currency resulted in the following impact on the August 31, 2020 consolidated statement of financial position:

	As at August 31, 2020
	Reported at August 31, 2020 in CAD	Presentation currency change	Restated at August 31, 2020 in USD
Consolidated statement of financial position
Cash	5,294	(1,241)	4,053
Other current assets	1,764	(413)	1,351
Non-current assets	42,753	(10,018)	32,735
Total assets	49,811	(11,672)	38,139

Current liabilities	(13,831)	3,241	(10,590)
Long term debt	(3,500)	820	(2,680)
Total liabilities	(17,331)	4,061	(13,270)

Share capital	178,397	(43,297)	135,100
Reserves	4,482	(1,006)	3,476
Accumulated deficit and other comprehensive income	(150,037)	36,584	(113,453)
Non-controlling interests	(362)	108	(254)
Total shareholders’ equity	32,480	(7,611)	24,869

The change in presentation currency resulted in the following impact on the August 31, 2019 consolidated statement of comprehensive loss:

	Reported at August 31, 2019 in CAD	Presentation currency change	Restated at August 31, 2019 in USD
General and administrative expense	(4,853)	1,193	(3,660)
Other income (expense)	(25,565)	6,154	(19,411)
Net loss and comprehensive loss	(30,418)	7,347	(23,071)
Earnings per share – basic and diluted	(0.22)	0.05	(0.17)

The change in presentation currency resulted in the following impact on the August 31, 2020 consolidated statement of comprehensive loss:

	Reported at August 31, 2020 in CAD	Presentation currency change	Restated at August 31, 2020 in USD
General and administrative expense	(10,327)	2,648	(7,679)
Other income (expense)	(5,895)	1,429	(4,466)
Net loss and comprehensive loss	(16,222)	4,077	(12,145)
Earnings per share – basic and diluted	(0.10)	0.03	(0.07)

The change in presentation currency resulted in the following impact on the August 31, 2019 consolidated statement of cash flows:

	Reported at August 31, 2019 in CAD	Presentation currency change	Restated at August 31, 2019 in USD
Cash used in operating activities	(4,818)	892	(3,926)
Cash used in investing activities	(3,052)	865	(2,187)
Cash provided by financing activities	10,833	(2,500)	8,333
Net increase in cash	2,963	(743)	2,220
Cash beginning of year	426	(99)	327
Cash end of year	3,389	(842)	2,547

The change in presentation currency resulted in the following impact on the August 31, 2020 consolidated statement of cash flows:

	Reported at August 31, 2020 in CAD	Presentation currency change	Restated at August 31, 2020 in USD
Cash used in operating activities	(8,564)	1,965	(6,599)
Cash used in investing activities	(9,117)	2,394	(6,723)
Cash provided by financing activities	19,585	(4,757)	14,828
Net increase in cash	1,904	(398)	1,506
Cash beginning of year	3,389	(842)	2,547
Cash end of year	5,293	(1,240)	4,053